Derivative Financial Instruments - Summary of Currency Swaps (Details) - Dec. 31, 2017 £ in Thousands, $ in Thousands	USD ($) $ / £	GBP (£) $ / £
August 2016 Currency Swap | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Implicit Rate of Foreign Exchange (USD per GBP) | $ / £	1.2865	1.2865
Semi-Annual Receipts | $	$ 20,681
Semi-Annual Payments | £		£ 15,538
November 2016 Currency Swap
Disclosure of detailed information about hedging instruments [line items]
Implicit Rate of Foreign Exchange (USD per GBP) | $ / £	1.2213	1.2213
Semi-Annual Receipts | $	$ 15,750
Semi-Annual Payments | £		£ 14,257
Receivable | August 2016 Currency Swap | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Principal Amount Receivable/Payable | $	$ 382,000
Interest Rate Receivable/Payable	10.65%	10.65%
Receivable | November 2016 Currency Swap
Disclosure of detailed information about hedging instruments [line items]
Principal Amount Receivable/Payable | $	$ 350,000
Interest Rate Receivable/Payable	9.00%	9.00%
Payable | August 2016 Currency Swap | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Principal Amount Receivable/Payable | £		£ 296,930
Interest Rate Receivable/Payable	10.29%	10.29%
Payable | November 2016 Currency Swap
Disclosure of detailed information about hedging instruments [line items]
Principal Amount Receivable/Payable | £		£ 286,580
Interest Rate Receivable/Payable	9.95%	9.95%